N-2	12 Months Ended
Mar. 31, 2026 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0002047692
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Hamilton Lane Venture Capital and Growth Fund
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Year Ended March 31, 2026	For the Period February 1, 2025* Through March 31, 2025
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$12.42	$11.18
Activity from investment operations:
Net investment income/(loss)[1]	(1.42)	(0.01)
Net realized and unrealized gain/(loss) on investments	6.66	1.25
Total from investment operations	5.24	1.24

Distributions to investors
From net realized gains	(0.04)	—
Total distributions to investors	(0.04)	—

Net Asset Value per share, end of period	$17.62	$12.42

Net Assets, end of period (in thousands)	$51,778	$1,111

Ratios to average net assets:
Net investment income/(loss)[2]	(9.07)%	(0.78)%[3]

Gross expenses[4]	12.11%	16.52%
Expense Recoupment/(Reimbursement)[4]	(2.14)%	(15.71)%
Net expenses	9.97%[6]	0.81%[5,6]

Total Return[7]	42.25%	11.09%[8]

Portfolio turnover rate	0.91%	0.00%[8]
[1]	Per share data is computed using the average shares method.
[2]

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the underlying funds in which the Fund invests that have not been distributed.

[3]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses.
[4]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 7.56% for the year ended March 31, 2026 and 1.57% for the period ended March 31, 2025. Expenses do not include expenses from underlying funds in which the Fund invests.

[5]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses. Expenses do not include expenses from underlying funds in which the Fund invests.

[6]

If Incentive Fees had not been waived, net expenses would have increased by 0.10% for the year ended March 31, 2026 and 1.57% for the period ended March 31, 2025. Incentive fees were voluntarily waived until June 1, 2025.

[7]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[8]	Not annualized.
*	Class commenced operations on February 1, 2025.
	For the Year Ended March 31, 2026	For the Period February 1, 2025* Through March 31, 2025
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$12.40	$11.18
Activity from investment operations:
Net investment income/(loss)[1]	(1.47)	(0.03)
Net realized and unrealized gain/(loss) on investments	6.52	1.25
Total from investment operations	5.05	1.22

Distributions to investors
From net realized gains	(0.04)	—
Total distributions to investors	(0.04)	—

Net Asset Value per share, end of period	$17.41	$12.40

Net Assets, end of period (in thousands)	$1,911	$1,109

Ratios to average net assets:
Net investment income/(loss)[2]	(10.00)%	(1.50)%[3]

Gross expenses[4]	12.45%	16.53%
Expense Recoupment/(Reimbursement)[4]	(1.56)%	(15.00)%
Net expenses	10.89%[6]	1.53%[5,6]

Total Return[7]	40.78%	10.91%[8]

Portfolio turnover rate	0.91%	0.00%[8]
[1]	Per share data is computed using the average shares method.
[2]

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the underlying funds in which the Fund invests that have not been distributed.

[3]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses.
[4]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 5.88% for the year ended March 31, 2026 and 1.57% for the period ended March 31, 2025. Expenses do not include expenses from underlying funds in which the Fund invests.

[5]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses. Expenses do not include expenses from underlying funds in which the Fund invests.

[6]

If Incentive Fees had not been waived, net expenses would have increased by 0.10% for the year ended March 31, 2026 and 1.57% for the period ended March 31, 2025. Incentive fees were voluntarily waived until June 1, 2025.

[7]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[8]	Not annualized.
*	Class commenced operations on February 1, 2025.
	For the Year Ended March 31, 2026	For the Period September 30, 2024* Through March 31, 2025
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$12.43	$10.00
Activity from investment operations:
Net investment income/(loss)[1]	(1.41)	(0.04)
Net realized and unrealized gain/(loss) on investments	6.64	2.47
Total from investment operations	5.23	2.43

Distributions to investors
From net realized gains	(0.04)	—
Total distributions to investors	(0.04)	—

Net Asset Value per share, end of period	$17.62	$12.43

Net Assets, end of period (in thousands)	$207,998	$11,716

Ratios to average net assets:
Net investment income/(loss)[2]	(8.89)%	0.88%[3]

Gross expenses[4]	12.11%	18.22%
Expense Recoupment/(Reimbursement)[4]	(2.33)%	(17.58)%
Net expenses	9.78%[6]	0.64%[5,6]

Total Return[7]	42.13%	24.30%[8]

Portfolio turnover rate	0.91%	0.00%[8]
[1]	Per share data is computed using the average shares method.
[2]

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the underlying funds in which the Fund invests that have not been distributed.

[3]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses.
[4]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 8.10% for the year ended March 31, 2026 and 2.86% for the period ended March 31, 2025. Expenses do not include expenses from underlying funds in which the Fund invests.

[5]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses. Expenses do not include expenses from underlying funds in which the Fund invests.

[6]

If Incentive Fees had not been waived, net expenses would have increased by 0.10% for the year ended March 31, 2026 and 2.86% for the period ended March 31, 2025. Incentive fees were voluntarily waived until June 1, 2025.

[7]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[8]	Not annualized.
*	Class commenced operations on September 30, 2024.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Hamilton Lane Venture Capital and Growth Fund (the “Fund”), a Delaware statutory trust, is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Pursuant to an investment management agreement (the “Investment Management Agreement”), Hamilton Lane Advisors, L.L.C. (the “Adviser” or “Hamilton Lane”), a Pennsylvania limited liability company, serves as the investment adviser of the Fund. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Fund was organized as a Delaware statutory trust on August 28, 2024, and commenced operations on September 30, 2024.

The Fund currently offers three classes of common shares of beneficial interest (“Shares”) designated as Class R Shares, Class I Shares and Class Y Shares (each a “Class”). The Fund’s Class Y Shares commenced operations on September 30, 2024. The Fund’s Class I Shares and Class R Shares commenced operations as of February 1, 2025.

The Fund’s investment objective is to seek to provide long-term capital appreciation. The Fund seeks to achieve its investment objective through a tactically constructed portfolio of direct and indirect investments in private companies in their early (i.e., venture capital) and growth stages of development across a number of sectors, investment stages and geographies that the Adviser believes are poised to experience high growth. The Fund seeks exposure to Venture and Growth Investments through: (i) equity and debt (including but not limited to convertible notes) investments, co-investments, joint ventures and other investments in portfolio companies that are made directly (including through an investment vehicle), generally alongside an investment sponsor, joint venture partner, operating partner, or other investor, and commonly involving a new acquisition or development of an asset, company or platform; (ii) strategic investments in underlying private funds, holding vehicles or other vehicles (collectively, “Portfolio Funds”) which are fundraising at the time of such investment; (iii) investments in Portfolio Funds managed by Portfolio Fund Managers or other single-asset investments focused on Venture and Growth Investments, generally on a secondary basis from existing investors or involving a recapitalization of an equity interest in an existing Portfolio Fund and other investments that Hamilton Lane determines to have a similar risk/return profile; (iv) investments in listed private equity companies, funds or other vehicles; or (v) programmatic investment relationships with asset managers outside of their commingled private funds. The Fund may invest directly or indirectly through investment vehicles, including but not limited to affiliated or unaffiliated mutual funds and exchange traded funds (“ETFs”).

The Fund also intends to invest a portion of its assets in a portfolio of liquid assets, including cash and cash equivalents, liquid fixed income securities and other credit instruments, derivatives, listed investments and other investment companies, including money market funds and ETFs (“Liquid Assets”).

Risk Factors [Table Text Block]

Investors considering an investment in the Fund should be aware of potential risks. Prospective investors must rely upon their own examination of, and ability to understand, the nature of this investment, including the risks involved, in making a decision to invest in the Fund. There can be no assurance that the Fund will be able to achieve its investment objective or that investors will receive a return of their capital. In addition, there will be occasions when the Adviser or its affiliates may encounter potential conflicts of interest. By acquiring an interest in the Fund, each Shareholder will be deemed to have acknowledged the existence of any such actual and potential conflicts of interest and to have waived any claim with respect to any liability arising from the existence of any such conflict of interest.

Co-Investment Risks. The Fund’s investment portfolio will include co-investments, which are indirect investments in the equity of private companies, alongside private equity funds and other private equity firms via special purpose vehicles (“SPVs”). There can be no assurance that the Fund will be given co-investment opportunities, or that any specific co-investment offered to the Fund would be appropriate or attractive to the Fund in the Adviser’s judgment. Due diligence will be conducted on co-investment opportunities; however, the Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Adviser may have little to no opportunities to negotiate the terms of such co-investments. The Fund’s ability to dispose of co-investments may be severely limited.

Investments in the Portfolio Funds Generally; Dependence on the Portfolio Fund Managers. Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. The success of the Fund depends upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

General Risks of Venture Capital and Growth Investments. Some of the companies in which venture capital funds invest, directly or indirectly, will not perform as expected. Such portfolio companies could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment, an economic downturn or legal, tax or regulatory changes. Portfolio companies that funds expect to remain stable may in fact operate at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or to maintain their competitive position, or may otherwise have a weak financial condition or be experiencing financial distress. Business risks may be more significant in smaller Portfolio Funds or those that are embarking on a build-up or operating turnaround strategy.

Venture capital funds typically seek to monitor the performance of investments in operating companies either through interaction with the board of directors of the applicable company and/or by maintaining an ongoing dialogue with the company’s management team. However, such funds generally are not in a position to control any borrower by investing in its debt securities and a company’s management will be primarily responsible for the operations of the company on a day-to-day basis. Although such funds may seek to invest in companies with strong management teams, there can be no assurance that existing management teams, or any new ones, will be able to operate such companies successfully. In addition, with respect to debt or minority equity investments, such funds are subject to the risk that a company in which it invests may make business decisions with which such funds may disagree and the management of such company, as representatives of the majority common equity holders, may take risks or otherwise act in ways that do not serve the interests of such portfolio company.

Technology Sector Concentration Risk. There are no limitations imposed by the Adviser as to the amount of Fund assets that may be invested in any one issuer in the technology sector. Accordingly, the Fund’s investment portfolio may at times be significantly concentrated, both as to managers, industry and individual companies. Such concentration could offer a greater potential for capital appreciation as well as increased risk of loss. Such concentration may also be expected to increase the volatility of the Fund’s investment portfolio.

To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. By concentrating the Fund’s investments in the information technology group of industries, the Fund’s performance will be more closely impacted by the performance of a particular market segment than if the Fund was not concentrated in the information technology group of industries. The Fund’s concentration in these investments may present more risks than if it were more broadly diversified over numerous industries and sectors of the economy. A broad downturn in investments tied to this group of industries would have a larger impact on the Fund than on a fund that does not concentrate in such investments. The investment risks associated with investing in the information technology group of industries include: the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology or competition from more innovative technology; general economic conditions; and government regulation. At times, the performance of investments in the information technology group of industries may lag the performance of investments in other industries or the broader market as a whole.

The Fund may invest in a Portfolio Fund that concentrates its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by a Portfolio Fund. In addition, the investments of such a Portfolio Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Early-Stage Companies Risk. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded and more volatile and speculative than the securities of larger companies.

Medium- and Late-Stage Companies Risk. Medium- and late-stage private companies, while typically further along in developing their products and market presence, still encounter significant risks. These companies may require substantial additional financing to scale operations, expand into new markets, or sustain growth, with no guarantee that such financing will be available on favorable terms. Although they may have validated their business models to some extent, they are still subject to the uncertainties of market acceptance and competition, which can impact profitability and growth prospects. Additionally, as they prepare for potential public offerings or acquisition exits, these companies may face increased scrutiny and regulatory challenges that can affect their valuation and strategic flexibility.

General Risks of Secondary Investments. The overall performance of the Fund’s Secondary Investments depends in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments. The Portfolio Funds or the interests that the Adviser may consider for investment may have been formed or organized to meet the specific regulatory, tax or ERISA objectives of the original investors, which may not correspond to the objectives of the Fund. Accordingly, investment by the Fund may not be permitted, may be otherwise restricted or may be inefficient from a tax perspective to one or more categories of investors in the Fund. The Adviser may seek to structure any investment to address any applicable regulatory, tax or ERISA limitations, but may not be successful in doing so.

Valuation of the Fund’s Interests in Portfolio Funds. The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers of such Portfolio Funds which valuations are generally not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Board has approved valuation procedures for the Fund and has approved the delegation of the day-to-day valuation and pricing responsibility for the Fund to the Valuation Designee, subject to the oversight of the Board. The Adviser will periodically review Portfolio Fund Managers’ valuation methods and inputs, including at initial purchase, but will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Portfolio Fund Managers.

Additional Risk Factors

Disease outbreaks, public health emergencies (e.g. the coronavirus outbreak, epidemics and other pandemics), the European sovereign debt crisis, instability in the Middle East, terrorist attacks in the U.S. and around the world, the impact of natural disasters, growing social and political discord in the various counties, including the U.S., the response of the international community — through economic sanctions and otherwise — to Russia’s annexation of the Crimea region of Ukraine and invasion of Ukraine, and other similar events may result in market volatility, may have long-term adverse effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the U.S. and worldwide. The Fund does not know how long the financial markets may be affected by these events and cannot predict the effects of these events or similar events in the future. Wars and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and global economies and markets generally. These events could also impact interest rates, secondary trading, ratings, credit risk, inflation and other factors relating to an investment in the Shares. There can be no assurance that such market disruptions may not have other material and adverse implications for the sectors in which the Fund may invest.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Portfolio Funds have a commercial relationship could adversely affect, among other things, the Fund and/or the Portfolio Fund’s ability to pursue key strategic initiatives, including by affecting the Fund’s or a Portfolio Fund’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of Portfolio Fund has a commercial relationship with a bank that has failed or is otherwise distressed, the Portfolio Fund or its portfolio companies may experience issues receiving financial support from the sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally. The Fund’s investments could be negatively impacted by the current hostilities in Eastern Europe and the Middle East, including direct and indirect effects on their operations and financial condition. In the event these hostilities escalate, the impact could become more significant. Certain assets in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the U.S. and other countries have imposed economic sanctions on Russian sovereign debt and on certain Russian individuals, financial institutions, and others. These sanctions could also impair the Fund’s ability to meet its investment objectives. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments. This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet shareholder tenders. The Fund could seek to not conduct repurchase offers in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Note 12 – Capital Share Transactions

The Fund offers three separate classes Shares designated as Class R Shares, Class I Shares and Class Y Shares. Each Class is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future. The Adviser has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

The minimum initial investment in Class R Shares and Class I Shares by an investor in the Fund is $25,000, and the minimum initial investment in Class Y Shares by an investor is $1,000,000. However, the Fund, in its sole discretion, may accept investments below these minimums.

The Fund is not a liquid investment. No Shareholder will have the right to require the Fund to redeem its Shares. The Fund from time to time may offer to repurchase Shares pursuant to written tenders by the Shareholders. The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 3.00% of the Fund’s net assets generally quarterly on or about each December 31, March 31, June 30 and September 30.

If the interval between the date of purchase of Shares and the valuation date with respect to the repurchase of such Shares is less than one year, then such repurchase will be subject to a 2.00% early repurchase fee (“Early Repurchase Fee”) payable to the Fund. Shares tended for repurchase will be treated as having been repurchased on a “first-in, first-out” basis. The Early Repurchase Fee may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund. The Early Repurchase Fee will not apply to Shares acquired through dividend reinvestment, and the Fund may waive the Early Repurchase Fee in its sole discretion under certain circumstances: (i) with respect to repurchase requests submitted by discretionary model portfolio management programs (and similar arrangements); (ii) with respect to repurchase requests from feeder funds (or similar vehicles) primarily created to hold Shares, which are offered to non-U.S. persons, where such funds seek to avoid imposing such a deduction because of administrative or systems limitations; (iii) pursuant to an asset allocation program, wrap fee program or other investment program offered by a financial institution where investment decisions are made on a discretionary basis by investment professionals; and

(iv) pursuant to an automatic non-discretionary rebalancing program. To the extent the Fund determines to waive, impose scheduled variations of, or eliminate an early repurchase fee it will do so consistently with the requirements of Rule 22d-1 under the Investment Company Act, and the Fund’s waiver of, Share scheduled variation in, or elimination of, the Early Repurchase Fee will apply uniformly to all Shareholders regardless of Share Class.

The Fund has adopted an “opt-out” dividend reinvestment plan pursuant to which all Shareholders will have the full amount of their cash distributions reinvested in additional Shares unless a Shareholder elects otherwise.

Outstanding Securities [Table Text Block]
Assets
Investments in unaffiliated investments, at fair value (cost $222,105,059)	$263,104,910
Investments in affiliated investments, at fair value (cost $2,892,527)	5,058,105
Receivable from Adviser	2,095,943
Prepaid offering costs	48,900
Total Assets	270,307,858

Liabilities
Incentive fees payable	4,632,680
Proceeds from issuance of shares received in advance	1,970,000
Investment management fees payable	1,243,224
Registration fees payable	236,000
Legal fees payable	150,259
Audit fees payable	144,000
Tenders payable	116,957
Organizational fees payable	72,876
Accounting and administration fees payable	26,763
Transfer agent fees payable	9,367
Distribution and service fees payable	4,793
Custody fees payable	3,020
Deferred tax liability payable	2,879
Taxes payable	219
Other accrued expenses	7,503
Total Liabilities	8,620,540

Commitments and contingencies (see Notes 6 and 9)

Net Assets	$261,687,318

Composition of Net Assets:
Paid-in capital	$224,179,284
Total distributable earnings	37,508,034
Net Assets	$261,687,318

Net Assets Attributable to:
Class I Shares	$51,778,171
Class R Shares	1,910,794
Class Y Shares	207,998,354
$261,687,318

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized):
Class I Shares	2,937,808
Class R Shares	109,742
Class Y Shares	11,806,385
14,853,935

Net Asset Value per Share:
Class I Shares	$17.62
Class R Shares	$17.41
Class Y Shares	$17.62

Outstanding Security, Authorized [Shares]	14,853,935
Co-Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Co-Investment Risks. The Fund’s investment portfolio will include co-investments, which are indirect investments in the equity of private companies, alongside private equity funds and other private equity firms via special purpose vehicles (“SPVs”). There can be no assurance that the Fund will be given co-investment opportunities, or that any specific co-investment offered to the Fund would be appropriate or attractive to the Fund in the Adviser’s judgment. Due diligence will be conducted on co-investment opportunities; however, the Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Adviser may have little to no opportunities to negotiate the terms of such co-investments. The Fund’s ability to dispose of co-investments may be severely limited.

Investments in the Portfolio Funds Generally; Dependence on the Portfolio Fund Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in the Portfolio Funds Generally; Dependence on the Portfolio Fund Managers. Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. The success of the Fund depends upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

General Risks of Venture Capital and Growth Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Venture Capital and Growth Investments. Some of the companies in which venture capital funds invest, directly or indirectly, will not perform as expected. Such portfolio companies could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment, an economic downturn or legal, tax or regulatory changes. Portfolio companies that funds expect to remain stable may in fact operate at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or to maintain their competitive position, or may otherwise have a weak financial condition or be experiencing financial distress. Business risks may be more significant in smaller Portfolio Funds or those that are embarking on a build-up or operating turnaround strategy.

Venture capital funds typically seek to monitor the performance of investments in operating companies either through interaction with the board of directors of the applicable company and/or by maintaining an ongoing dialogue with the company’s management team. However, such funds generally are not in a position to control any borrower by investing in its debt securities and a company’s management will be primarily responsible for the operations of the company on a day-to-day basis. Although such funds may seek to invest in companies with strong management teams, there can be no assurance that existing management teams, or any new ones, will be able to operate such companies successfully. In addition, with respect to debt or minority equity investments, such funds are subject to the risk that a company in which it invests may make business decisions with which such funds may disagree and the management of such company, as representatives of the majority common equity holders, may take risks or otherwise act in ways that do not serve the interests of such portfolio company.

Technology Sector Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Technology Sector Concentration Risk. There are no limitations imposed by the Adviser as to the amount of Fund assets that may be invested in any one issuer in the technology sector. Accordingly, the Fund’s investment portfolio may at times be significantly concentrated, both as to managers, industry and individual companies. Such concentration could offer a greater potential for capital appreciation as well as increased risk of loss. Such concentration may also be expected to increase the volatility of the Fund’s investment portfolio.

To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. By concentrating the Fund’s investments in the information technology group of industries, the Fund’s performance will be more closely impacted by the performance of a particular market segment than if the Fund was not concentrated in the information technology group of industries. The Fund’s concentration in these investments may present more risks than if it were more broadly diversified over numerous industries and sectors of the economy. A broad downturn in investments tied to this group of industries would have a larger impact on the Fund than on a fund that does not concentrate in such investments. The investment risks associated with investing in the information technology group of industries include: the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology or competition from more innovative technology; general economic conditions; and government regulation. At times, the performance of investments in the information technology group of industries may lag the performance of investments in other industries or the broader market as a whole.

The Fund may invest in a Portfolio Fund that concentrates its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by a Portfolio Fund. In addition, the investments of such a Portfolio Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Early-Stage Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Early-Stage Companies Risk. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded and more volatile and speculative than the securities of larger companies.

Medium- and Late-Stage Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Medium- and Late-Stage Companies Risk. Medium- and late-stage private companies, while typically further along in developing their products and market presence, still encounter significant risks. These companies may require substantial additional financing to scale operations, expand into new markets, or sustain growth, with no guarantee that such financing will be available on favorable terms. Although they may have validated their business models to some extent, they are still subject to the uncertainties of market acceptance and competition, which can impact profitability and growth prospects. Additionally, as they prepare for potential public offerings or acquisition exits, these companies may face increased scrutiny and regulatory challenges that can affect their valuation and strategic flexibility.

General Risks of Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Secondary Investments. The overall performance of the Fund’s Secondary Investments depends in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments. The Portfolio Funds or the interests that the Adviser may consider for investment may have been formed or organized to meet the specific regulatory, tax or ERISA objectives of the original investors, which may not correspond to the objectives of the Fund. Accordingly, investment by the Fund may not be permitted, may be otherwise restricted or may be inefficient from a tax perspective to one or more categories of investors in the Fund. The Adviser may seek to structure any investment to address any applicable regulatory, tax or ERISA limitations, but may not be successful in doing so.

Valuation of the Fund’s Interests in Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of the Fund’s Interests in Portfolio Funds. The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers of such Portfolio Funds which valuations are generally not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Board has approved valuation procedures for the Fund and has approved the delegation of the day-to-day valuation and pricing responsibility for the Fund to the Valuation Designee, subject to the oversight of the Board. The Adviser will periodically review Portfolio Fund Managers’ valuation methods and inputs, including at initial purchase, but will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Portfolio Fund Managers.

Additional Risk Factors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Additional Risk Factors

Disease outbreaks, public health emergencies (e.g. the coronavirus outbreak, epidemics and other pandemics), the European sovereign debt crisis, instability in the Middle East, terrorist attacks in the U.S. and around the world, the impact of natural disasters, growing social and political discord in the various counties, including the U.S., the response of the international community — through economic sanctions and otherwise — to Russia’s annexation of the Crimea region of Ukraine and invasion of Ukraine, and other similar events may result in market volatility, may have long-term adverse effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the U.S. and worldwide. The Fund does not know how long the financial markets may be affected by these events and cannot predict the effects of these events or similar events in the future. Wars and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and global economies and markets generally. These events could also impact interest rates, secondary trading, ratings, credit risk, inflation and other factors relating to an investment in the Shares. There can be no assurance that such market disruptions may not have other material and adverse implications for the sectors in which the Fund may invest.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Portfolio Funds have a commercial relationship could adversely affect, among other things, the Fund and/or the Portfolio Fund’s ability to pursue key strategic initiatives, including by affecting the Fund’s or a Portfolio Fund’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of Portfolio Fund has a commercial relationship with a bank that has failed or is otherwise distressed, the Portfolio Fund or its portfolio companies may experience issues receiving financial support from the sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally. The Fund’s investments could be negatively impacted by the current hostilities in Eastern Europe and the Middle East, including direct and indirect effects on their operations and financial condition. In the event these hostilities escalate, the impact could become more significant. Certain assets in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the U.S. and other countries have imposed economic sanctions on Russian sovereign debt and on certain Russian individuals, financial institutions, and others. These sanctions could also impair the Fund’s ability to meet its investment objectives. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments. This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet shareholder tenders. The Fund could seek to not conduct repurchase offers in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.

Class I Shares [Member]
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
	For the Year Ended March 31, 2026	For the Period February 1, 2025* Through March 31, 2025
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$12.42	$11.18
Activity from investment operations:
Net investment income/(loss)[1]	(1.42)	(0.01)
Net realized and unrealized gain/(loss) on investments	6.66	1.25
Total from investment operations	5.24	1.24

Distributions to investors
From net realized gains	(0.04)	—
Total distributions to investors	(0.04)	—

Net Asset Value per share, end of period	$17.62	$12.42

Net Assets, end of period (in thousands)	$51,778	$1,111

Ratios to average net assets:
Net investment income/(loss)[2]	(9.07)%	(0.78)%[3]

Gross expenses[4]	12.11%	16.52%
Expense Recoupment/(Reimbursement)[4]	(2.14)%	(15.71)%
Net expenses	9.97%[6]	0.81%[5,6]

Total Return[7]	42.25%	11.09%[8]

Portfolio turnover rate	0.91%	0.00%[8]
[1]	Per share data is computed using the average shares method.
[2]

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the underlying funds in which the Fund invests that have not been distributed.

[3]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses.
[4]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 7.56% for the year ended March 31, 2026 and 1.57% for the period ended March 31, 2025. Expenses do not include expenses from underlying funds in which the Fund invests.

[5]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses. Expenses do not include expenses from underlying funds in which the Fund invests.

[6]

If Incentive Fees had not been waived, net expenses would have increased by 0.10% for the year ended March 31, 2026 and 1.57% for the period ended March 31, 2025. Incentive fees were voluntarily waived until June 1, 2025.

[7]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[8]	Not annualized.
*	Class commenced operations on February 1, 2025.

Senior Securities Averaging Method, Note [Text Block]	Per share data is computed using the average shares method.
General Description of Registrant [Abstract]
NAV Per Share | $ / shares	$ 17.62
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	2,937,808
Class R Shares [Member]
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
	For the Year Ended March 31, 2026	For the Period February 1, 2025* Through March 31, 2025
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$12.40	$11.18
Activity from investment operations:
Net investment income/(loss)[1]	(1.47)	(0.03)
Net realized and unrealized gain/(loss) on investments	6.52	1.25
Total from investment operations	5.05	1.22

Distributions to investors
From net realized gains	(0.04)	—
Total distributions to investors	(0.04)	—

Net Asset Value per share, end of period	$17.41	$12.40

Net Assets, end of period (in thousands)	$1,911	$1,109

Ratios to average net assets:
Net investment income/(loss)[2]	(10.00)%	(1.50)%[3]

Gross expenses[4]	12.45%	16.53%
Expense Recoupment/(Reimbursement)[4]	(1.56)%	(15.00)%
Net expenses	10.89%[6]	1.53%[5,6]

Total Return[7]	40.78%	10.91%[8]

Portfolio turnover rate	0.91%	0.00%[8]
[1]	Per share data is computed using the average shares method.
[2]

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the underlying funds in which the Fund invests that have not been distributed.

[3]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses.
[4]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 5.88% for the year ended March 31, 2026 and 1.57% for the period ended March 31, 2025. Expenses do not include expenses from underlying funds in which the Fund invests.

[5]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses. Expenses do not include expenses from underlying funds in which the Fund invests.

[6]

If Incentive Fees had not been waived, net expenses would have increased by 0.10% for the year ended March 31, 2026 and 1.57% for the period ended March 31, 2025. Incentive fees were voluntarily waived until June 1, 2025.

[7]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[8]	Not annualized.
*	Class commenced operations on February 1, 2025.

Senior Securities Averaging Method, Note [Text Block]	Per share data is computed using the average shares method.
General Description of Registrant [Abstract]
NAV Per Share | $ / shares	$ 17.41
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	109,742
Class Y Shares [Member]
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
	For the Year Ended March 31, 2026	For the Period September 30, 2024* Through March 31, 2025
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$12.43	$10.00
Activity from investment operations:
Net investment income/(loss)[1]	(1.41)	(0.04)
Net realized and unrealized gain/(loss) on investments	6.64	2.47
Total from investment operations	5.23	2.43

Distributions to investors
From net realized gains	(0.04)	—
Total distributions to investors	(0.04)	—

Net Asset Value per share, end of period	$17.62	$12.43

Net Assets, end of period (in thousands)	$207,998	$11,716

Ratios to average net assets:
Net investment income/(loss)[2]	(8.89)%	0.88%[3]

Gross expenses[4]	12.11%	18.22%
Expense Recoupment/(Reimbursement)[4]	(2.33)%	(17.58)%
Net expenses	9.78%[6]	0.64%[5,6]

Total Return[7]	42.13%	24.30%[8]

Portfolio turnover rate	0.91%	0.00%[8]
[1]	Per share data is computed using the average shares method.
[2]

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the underlying funds in which the Fund invests that have not been distributed.

[3]	Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses.
[4]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 8.10% for the year ended March 31, 2026 and 2.86% for the period ended March 31, 2025. Expenses do not include expenses from underlying funds in which the Fund invests.

[5]

Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses. Expenses do not include expenses from underlying funds in which the Fund invests.

[6]

If Incentive Fees had not been waived, net expenses would have increased by 0.10% for the year ended March 31, 2026 and 2.86% for the period ended March 31, 2025. Incentive fees were voluntarily waived until June 1, 2025.

[7]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[8]	Not annualized.
*	Class commenced operations on September 30, 2024.

Senior Securities Averaging Method, Note [Text Block]	Per share data is computed using the average shares method.
General Description of Registrant [Abstract]
NAV Per Share | $ / shares	$ 17.62
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	11,806,385